Stock-Based Compensation (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee stock options granted	56,916
Non-qualified stock options received by nonemployee directors	3,000
Weighted-average grant-date exercise price of options granted	$ 86.90	$ 95.27	$ 79.79
Aggregate intrinsic values of options exercised	$ 1,621,000	$ 3,978,000	$ 889,000
Aggregate intrinsic values for options outstanding	9,947,000
Aggregate intrinsic values for options exercisable	9,947,000
Shares available for grant	573,000
Common stock price	$ 75.41
Percentage of incentive compensation to acquire shares, maximum	50.00%
Percentage of discount rate to market value on the incentive compensation	20.00%
Company normal retirement age	62
Common stock reserved for future issuance	250,000
Cumulative shares issued under shareholder value achievement plan	42,025
Recognized tax benefit related to stock-based compensation expense	4,557,000	5,804,000	8,128,000
Incentive Compensation Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock price	$ 75.41
Weighted-average grant-date fair value of stock awards, granted	$ 84.71	$ 79.78	$ 81.75
Aggregate intrinsic values for stock awards	335,000
Aggregate intrinsic values of stock awards, distributed	165,000	0	0
Restricted Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock price	$ 75.41
Weighted-average grant-date fair value of stock awards, granted	$ 86.90	$ 91.33	$ 80.29
Aggregate intrinsic values for stock awards	23,007,000
Aggregate intrinsic values of stock awards, distributed	$ 10,237,000	$ 10,031,000	$ 14,888,000
Directors' Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Minimum percentage of directors retainer required to be paid in common stock	50.00%
Percentage of discount rate to market value on directors fees paid in common stock	20.00%
Common stock reserved for future issuance	300,000
Common stock issued under the plan	19,977	17,804	18,072